Property, Plant and Equipment - Lease liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Lease liabilities
Current portion (classified under other current liabilities)	$ 1,752	$ 3,708
Non-current portion (classified under other non-current liabilities)	2,466	3,452
Total lease liabilities	$ 4,218	$ 7,160